RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

27. RELATED PARTY TRANSACTIONS

The principal related parties with which the Group had transactions during the years presented are as follows:

Name of related parties	Relationship with the Group
China Hydro LLC	A shareholder of the Company
CPI Ballpark Investments Ltd.	A shareholder of the Company
Kuhns Brothers, Inc.	A company owned by the former CEO, who resigned on September 30, 2012
China New Energy Group Company	A company controlled by the former CEO, who resigned on September 30, 2012
Lantian	Noncontrolling interest in Wuyue
Nanping City Xingshui Co., Ltd.	Noncontrolling interest in Jinlong
Xiamen Youen Hydropower Development Co., Ltd.(“Xiamen Youen”)	Noncontrolling interest in Jintang and Jinwei before June 23, 2013
Sanming Youxin Electric Power Industrial Co., Ltd. (“Sanming Youxin”)	Noncontrolling interest in Jintang and Jinwei after June 23, 2013

(a)         The Company had the following related party transactions during the years presented:

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Expense paid on behalf by related parties:
Kuhns Brothers, Inc.	90	—	—
	90	—	—

During the year ended December 31, 2011, Kuhns Brothers, Inc. paid US$90 of miscellaneous expenses on behalf of the Company. The amounts were fully repaid by the Company as of December 31, 2012.

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Reimbursement of expenses:
CPI Ballpark Investments Ltd.	—	269	20

During the years ended December 31, 2012 and 2013, the Company recorded expenses of US$269 and US$20 incurred by a shareholder in connection with the extraordinary shareholders meeting held on September 28, 2012 for the election of director nominees and certain administrative expenses, respectively.

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Loans to related parties:
China New Energy Group Company	—	86	—

During the year ended December 31, 2012, the Company provided a short-term loan amounting to US$86 to China New Energy Group Company. The short-term loan is unsecured, interest-free and repayable on demand.  During the year ended December 31, 2013, China New Energy Group Company was no longer a related party of the Company and the short-term loan provided was reclassified to “Prepayments and other current assets” on the consolidated balance sheets.

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Loans from related parties:
Lantian	—	—	402
Xiamen Youen	1,263	572	212
Sanming Youxin	—	—	1,420

Repayment of loans from related parties:
Xiamen Youen	—	69	—
Sanming Youxin	—	—	5,585

During the year ended December 31, 2011, the Company obtained short-term borrowings amounting to US$1,263 from Xiamen Youen. During the year ended December 31, 2012, US$69 was repaid and additional short-term borrowings of US$572 were obtained from Xiamen Youen. During the year ended December 31, 2013, additional short-term borrowings of US$212 was obtained from Xiamen Youen.

During the year ended December 31, 2013, the Company obtained short-term borrowings amounting to US$1,420 and US$402 from Sanming Youxin and Lantian, respectively.

All loans from related parties are unsecured, interest-free and repayable on demand.

(b) The Company had the following related party balances as of December 31, 2012 and 2013:

	December 31,
	2012	2013
	US$	US$
Amounts due from related parties:
China New Energy Group Company	86	—
Lantian	1,338	1,379
Less: Allowance for doubtful accounts	(1,338)	(1,379)
	86	—

Amounts due to related parties:
CPI Ballpark Investments Ltd.	2	1
Nanping City Xingshui Co., Ltd.	1,494	1,540
Lantian	—	408
Xiamen Youen	11,209	—
Sanming Youxin	—	7,542
	12,705	9,491

Amounts due from related parties as of December 31, 2013 represent payments made on behalf of Lantian by the Company for the construction of Wuyue’s hydroelectric project in 2010. The Company made a full bad debt provision on the balance due to the abandonment of the Wuyue hydroelectric project.

All balances with related parties as of December 31, 2013 are unsecured, interest free and repayable on demand.

Amounts due to Xiamen Youen of US$11,593 became amounts due to Sanming Youxin upon the transfer of noncontrolling interest in Jintang and Jinwei from Xiamen Youen to Sanming Youxin on June 23, 2013.  During the year ended December 31, 2013, US$5,585 was repaid by the Company.